Schedule of analysis of non-derivative financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 110,173	$ 89,626
Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	99,911	76,945
Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	10,262	12,681
Less than3 months member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	26,963	30,038
Less than3 months member | Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	(0)	(0)
From3 months to1 year member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	17,454	6,045
From3 months to1 year member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	7,192	5,829
From3 months to1 year member | Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	10,262	216
From2 to5 years member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	12,519	13,362
From2 to5 years member | Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	(0)	(0)
No deadline member | Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	(0)	(0)
From1 to2 years member | Borrowing member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	(0)	12,465
No deadline member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	52,926	27,414
From1 to2 years member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities	$ 311	12,767
From1 to2 years member | Trade and other payables member
IfrsStatementLineItems [Line Items]
Non-derivative financial liabilities		$ 302